Dec. 12, 2025
VegaShares Buy Now, Pay Later ETF
INVESTMENT OBJECTIVE
The Fund seeks capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Acquired Fund Fees and Expenses[3]	0.00%
Total Annual Fund Operating Expenses	0.50%
[1]	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
[2]	Other Expenses are estimated for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table do not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund. Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$51	$160

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. "Buy now, pay later" in the Fund's name does not refer to a means to acquire Fund shares without immediate payment, but rather is a reference to a common service offered by financial service companies. Under normal circumstances, the Fund invests primarily in the equity securities of companies in the group of industries comprising the financial sector. As a fundamental policy, the Fund concentrates (i.e. invests more than 25% of the value of its net assets) in the securities of companies in the group of industries comprising the financial sector. This concentration policy may not be changed without shareholder approval.

The Fund defines companies within the financial sector, as U.S. companies classified under the Global Industry Classification Standard ("GICS") within the financial sector and American Depositary Receipts ("ADRs") of foreign issues that are primarily engaged in the financial sector as described under the GICS classification method. The GICS classification method places an issuer in a sector based on the majority of its revenues. ADRs are receipts that represent ownership of shares of a non-U.S. issuer held in trust by a bank or similar financial institution. The GICS financial sector includes companies commonly known as: (i) banks, (ii) savings & loans, (iii) diversified financial services companies, (iv) insurance companies, (v) mortgage banks, and (vi) REITs. The Fund invests in securities of small-, medium-, and large-capitalization companies.

Additionally, under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the equity securities of companies in the “buy now, pay later” segment of companies in the financial sector. The Fund defines these domestic and foreign as companies commonly known as: (i) banks, (ii) savings & loans, (iii) diversified financial services companies, and (v) mortgage banks. These types of companies have been selected because their business is primarily composed of lending, which is consistent with the concept of buy now, pay later. The Fund’s 80% investment policy may be changed by the Fund’s Board of Trustees without shareholder approval, provided shareholders receive at least 60 days’ notice.

The Fund is classified as a "non-diversified" under the 1940 Act which means that the Fund may invest a higher percentage of its assets in a fewer number of issuers than is permissible for a "diversified" Fund. The Fund anticipates that its annual portfolio turnover rate will be over 100%.

The adviser selects securities that it believes have above-average potential for capital appreciation. The adviser uses a proprietary selection process that includes an assessment of an issuer's: (i) competitive position, (ii) risk management, (iii) leverage, and (iv) price relative to a peer group of similar issuers. The adviser typically sells a security if it believes it no longer represents above-average potential for capital appreciation or to purchase a more attractive investment opportunity.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1-(800) 617-0004.